UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4244

                             SOUND SHORE FUND, INC.
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                          T. Gibbs Kane, Jr., President
                               8 Sound Shore Drive
                          Greenwich, Connecticut 06830
                                  203-629-1980

                   Date of fiscal year end: December 31, 2006

           Date of reporting period: January 1, 2006 - March 31, 2006

Item 1.  Schedule of Investments.

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
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SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31, 2006 (Unaudited)
=================================================================================================
=================================================================================================

                                                          Share                 Market
                                                         Amount                 Value
Common Stock (96.0%)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Auto (2.9%)
Honda Motor Co., Ltd. ADR                                   2,357,000               $ 72,972,720
                                                                      ---------------------------
                                                                      ---------------------------

Banks (5.4%)
Bank of America Corp.                                       1,512,500                 68,879,250
U.S. Bancorp                                                2,227,000                 67,923,500
                                                                      ---------------------------
                                                                      ---------------------------

                                                                                     136,802,750
                                                                      ---------------------------
                                                                      ---------------------------

Consumer Staples (2.7%)
Unilever NV ADR                                               991,000                 68,597,020
                                                                      ---------------------------
                                                                      ---------------------------

Diversified Financials (2.5%)
Morgan Stanley                                              1,015,000                 63,762,300
                                                                      ---------------------------
                                                                      ---------------------------

Energy (6.4%)
El Paso Corp.                                               2,860,000                 34,463,000
Royal Dutch Shell plc ADR                                   1,116,000                 69,482,160
Williams Cos., Inc.                                         2,762,000                 59,079,180
                                                                      ---------------------------
                                                                      ---------------------------

                                                                                     163,024,340
                                                                      ---------------------------
                                                                      ---------------------------

Health Care (13.2%)
Aetna, Inc.                                                   750,000                 36,855,000
Baxter International, Inc.                                  1,803,000                 69,974,430
Boston Scientific Corp.+                                    2,740,500                 63,168,525
Cigna Corp.                                                   566,500                 73,996,230
Kinetic Concepts, Inc.+                                       163,500                  6,731,295
Laboratory Corp. of America Holdings+                         762,000                 44,561,760
Thermo Electron Corp.+                                      1,062,000                 39,389,580
                                                                      ---------------------------
                                                                      ---------------------------

                                                                                     334,676,820
                                                                      ---------------------------
                                                                      ---------------------------

Industrials (11.5%)
CSX Corp.                                                     741,000                 44,311,800
JetBlue Airways Corp.+                                      3,630,500                 38,918,960
Southwest Airlines Co.                                      4,909,500                 88,321,905
Tyco International, Ltd.                                    1,449,500                 38,962,560
Waste Management, Inc.                                      2,327,000                 82,143,100
                                                                      ---------------------------
                                                                      ---------------------------

                                                                                     292,658,325
                                                                      ---------------------------
                                                                      ---------------------------

Insurance (13.9%)
Aon Corp.                                                   1,758,500                 72,995,335
Berkshire Hathaway, Inc., Class A +                               416                 37,585,600
Chubb Corp.                                                   470,000                 44,856,800
Genworth Financial, Inc.                                    1,823,000                 60,942,890
Marsh & McLennan Cos., Inc.                                 2,586,500                 75,939,640
UnumProvident Corp.                                         2,958,500                 60,590,080
                                                                      ---------------------------
                                                                      ---------------------------

                                                                                     352,910,345
                                                                      ---------------------------
                                                                      ---------------------------
Materials (3.5%)
Lyondell Chemical Co.                                       2,272,000                 45,212,800
Mosaic Co. +                                                3,131,000                 44,929,850
                                                                      ---------------------------
                                                                      ---------------------------

                                                                                      90,142,650
                                                                      ---------------------------
                                                                      ---------------------------

Media (13.7%)
DIRECTV Group, Inc.+                                        4,332,500                 71,053,000
Interpublic Group of Cos., Inc.+                            5,512,500                 52,699,500
Liberty Media Corp., Class A+                               8,437,000                 69,267,770
Time Warner, Inc.                                           4,699,500                 78,904,605
Walt Disney Co.                                             2,787,500                 77,743,375
                                                                      ---------------------------
                                                                      ---------------------------

                                                                                     349,668,250
                                                                      ---------------------------
                                                                      ---------------------------

Pharmaceuticals (4.4%)
Pfizer, Inc.                                                1,980,500                 49,354,060
Watson Pharmaceuticals, Inc. +                              2,172,500                 62,437,650
                                                                      ---------------------------
                                                                      ---------------------------

                                                                                     111,791,710
                                                                      ---------------------------
                                                                      ---------------------------

Technology (11.6%)
Agilent Technologies, Inc. +                                1,027,500                 38,582,625
Diebold, Inc.                                                 738,500                 30,352,350
Flextronics International, Ltd.+                            3,655,500                 37,834,425
Freescale Semiconductor, Inc., Class A +                    2,736,500                 76,102,065
Hewlett Packard Co.                                         1,136,500                 37,390,850
Symantec Corp. +                                            4,486,000                 75,499,380
                                                                      ---------------------------
                                                                      ---------------------------

                                                                                     295,761,695
                                                                      ---------------------------
                                                                      ---------------------------

Telecommunications (2.3%)
Sprint Nextel Corp.                                         2,220,000                 57,364,800
                                                                      ---------------------------
                                                                      ---------------------------

Utilities (2.0%)
AES Corp. +                                                 2,952,500                 50,369,650
                                                                      ---------------------------
                                                                      ---------------------------

                                                                      ---------------------------
                                                                      ---------------------------
Total Common Stock (cost $2,080,739,720)                                         $ 2,440,503,375
                                                                      ---------------------------
                                                                      ---------------------------

Money Market Fund (4.9%)
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-------------------------------------------------------------------------------------------------
CitiSM Institutional Liquid Reserves, Class A             124,787,789              $ 124,787,789
                                                                      ---------------------------
                                                                      ---------------------------

Total Money Market Fund (cost $124,787,789)                                        $ 124,787,789
                                                                      ---------------------------
                                                                      ---------------------------

Total Investments (100.9%) (cost $2,205,527,509)                                 $ 2,565,291,164
Other Assets less Liabilities (-0.9%)                                                (21,549,348)
                                                                      ---------------------------
                                                                      ---------------------------
Net Assets (100.0%) (shares outstanding 67,286,335)                              $ 2,543,741,816
                                                                      ===========================
                                                                      ===========================
Net Asset Value (offering and redemption price per share)                                $ 37.80
                                                                      ===========================
                                                                      ===========================
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--------------------------------------------------------------------------------
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+ Non-income producing security.
ADR - American Depository Receipt.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation                                 $396,713,557
Gross Unrealized Depreciation                                  (36,949,902)
                                                           ----------------
                                                           ----------------
Net Unrealized Appreciation                                   $359,763,655
                                                           ================

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SOUND SHORE FUND, INC.

By:      /s/ T. Gibbs Kane, Jr.
         __________________________
         T. Gibbs Kane, Jr., President

Date:    5/18/06
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ T. Gibbs Kane, Jr.
         __________________________
         T. Gibbs Kane, Jr., President

Date:    5/18/06
         __________________________


By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, Treasurer

Date:    5/18/06
         __________________________